Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income	$ 156,997,595	$ 102,297,870	$ 51,140,211
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic	156,997,595	102,297,870	51,140,211
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-diluted	$ 156,997,595	$ 102,297,870	$ 51,140,211
Denominator:
Weighted-average shares outstanding, basic	144,258,862	151,314,945	152,577,960
Weighted average number of convertible notes			2,742,000
Weighted average number of stock options	472,152		77,395
Number of shares outstanding-diluted	144,731,014	151,314,945	155,397,355
Basic earnings per share	$ 1.09	$ 0.68	$ 0.34
Diluted earnings per share	$ 1.08	$ 0.68	$ 0.33
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,945,360	7,060,214
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares			5,357,143